Other Operating Expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Social investment expenditure	R 208	R 145	R 126
Loss on scrapping of property, plant and equipment (a)	182	7	161
Silicosis settlement provision (b)	(183)	23	80
Loss allowance	4	22	47
Remeasurement of contingent consideration (c)	64	(61)	(127)
Income from third party toll treatment fee before reclassification	0	25	0
Other (income)/expense – net (e)	(7)	(110)	(46)
Total other operating expenses	R 268	1	R 241
Disclosure of attribution of expenses by nature to their function [table]
Income from reimbursements under insurance policies		83
Gains on disposals of property, plant and equipment		R 24